As filed with the Securities and Exchange Commission on May 26, 2017

UNITE STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
March 31, 2017 (Unaudited)

Shares		Value

COMMON STOCKS - 99.7%
Bank (Money Center): 4.7%
31,000	JPMorgan Chase & Co.	$2,723,040

Bank (Processing): 2.1%
15,600	State Street Corp.	1,241,916

Bank (Regional): 2.0%
26,500	BB&T Corp.	1,184,550

Bank (Super Regional): 4.4%
46,000	Wells Fargo & Co.	2,560,360

Beverages: 2.3%
12,200	PepsiCo, Inc.	1,364,692

Biotechnology: 3.7%
31,500	Gilead Sciences, Inc.	2,139,480

Broadcasting/Cable Television: 2.7%
34,500	Viacom, Inc.	1,608,390

Computer and Peripherals: 1.3%
5,500	Apple, Inc.	790,130

Computer Software and Services: 5.3%
35,000	Microsoft Corp.	2,305,100
25,800	Symantec Corp.	791,544
		3,096,644
Diversifed Operations: 6.5%
47,499	Johnson Controls International Plc	2,000,658
16,200	United Technologies Corp.	1,817,802
		3,818,460

Drug: 2.8%
25,000	AbbVie, Inc.	1,629,000

Drug Store: 3.8%
28,500	CVS Health	2,237,250

Electrical Component: 3.4%
26,400	TE Connectivity Ltd.	1,968,120

Financial Services: 5.3%
17,900	American Express Co.	1,416,069
19,300	Capital One Financial Corp.	1,672,538
		3,088,607
Household Products: 3.1%
20,200	The Procter & Gamble Co.	1,814,970

Insurance (Diversified): 3.8%
41,600	MetLife, Inc.	2,197,312

Insurance (Property Causulty): 3.1%
13,500	Chubb Ltd.	1,839,375

Internet Software & Services: 3.2%
2,250	Alphabet, Inc. - Class C *	1,866,510

Manufacturing - Miscellaneous: 4.0%
31,200	Eaton Corp Plc	2,313,480

Medical Supplies: 3.9%
18,500	Zimmer Biomet Holdings, Inc.	2,259,035

Motorcycles/Motor Scooter: 2.6%
25,000	Harley-Davidson, Inc.	1,512,500

Oil & Gas Services: 2.8%
20,900	Schlumberger Ltd.	1,632,290

Oil/Gas (Domestic): 3.3%
45,800	Devon Energy Corp.	1,910,776

Petroleum (Integrated): 2.7%
14,500	Chevron Corp.	1,556,865

Petroleum (Producing): 5.1%
26,900	ConocoPhillips	1,341,503
26,000	Occidental Petroleum Corp.	1,647,360
		2,988,863

Precision Instruments: 2.7%
10,400	Thermo Fisher Scientific, Inc.	1,597,440

Securities Brokerage: 2.0%
27,000	Morgan Stanley	1,156,680

Telecommunications (Equipment): 7.1%
67,000	Cisco Systems, Inc.	2,264,600
33,000	QUALCOMM, Inc.	1,892,220
		4,156,820

TOTAL COMMON STOCKS (Cost $42,682,622)		$58,253,555

SHORT-TERM INVESTMENTS - 0.3%
178,291	Fidelity Institutional Money Market Funds - Government Portfolio	178,291

TOTAL SHORT-TERM INVESTMENTS (Cost $178,291)		$178,291

TOTAL INVESTMENTS (Cost $42,860,913): 100.0%		58,431,846
Liabilities in Excess of Other Assets: 0.0%		(16,413)
TOTAL NET ASSETS: 100.0%		$58,415,433

* Non-Income Producing

The cost basis of investment for federal income tax purposes at March 31, 2017, was as follows+:

Cost of investments	$42,860,913
Gross unrealized appreciation	17,644,951
Gross unrealized depreciation	(2,074,018)
Net unrealized appreciation	$15,570,933

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2017:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock *	$58,253,555	$-	$-	$56,481,399
Total Equity	$58,253,555	$-	$-	$56,481,399
Short-Term Investments	$178,291	$-	$-	$486,227
Total Investments in Securities	$58,431,846	$-	$-	$56,967,626

* Refer to the Schedule of Investments for a breakout of common stocks by industry classification.
There were no transfers between Level 1, Level 2, or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Matrix Advisors Value Fund, Inc.

By (Signature and Title)* /s/ David A. Katz
                                             David A. Katz, President and Treasurer

Date May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David A. Katz
                                             David A. Katz, President and Treasurer

Date May 24, 2017